GOING CONCERN (Details)					1 Months Ended		6 Months Ended
	Jul. 31, 2026 USD ($) shares	Jul. 10, 2026 shares	Jul. 09, 2026 shares	Jun. 08, 2026 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
GOING CONCERN
Net loss							$ 19,221,741	$ 4,175,903
Cash outflow in operating activities							(2,899,790)	$ (544,786)
Cash and cash equivalents							727,694		$ 1,265,845
Current liabilities							6,595,063
Advances from customers							579,269		$ 576,422
Number of shares issued | shares				25,000,000
Aggregate purchase price				$ 12,519,413			$ 12,519,413
Bank borrowings term							12 months
Private placement
GOING CONCERN
Number of shares issued | shares				25,000,000
Aggregate purchase price				$ 12,519,413
Shanxingzhe
GOING CONCERN
Partnership interest					42.85%	42.85%			42.8571%
Cash consideration for equity method investment					$ 4,236,750	¥ 30,000,000
Subsequent event
GOING CONCERN
Number of shares issued | shares	1,280,000	255,328	1,280,000
Aggregate purchase price	$ 665,600